As filed with the Securities and Exchange Commission on March 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
 (Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
 (Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
 (Name and address of agent for service)

(626) 304-9222
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.6%
	Consumer Discretionary - 12.3%
4,100,000	Ascena Retail Group, Inc. (a)	$30,258,000
73,200	Bed Bath & Beyond, Inc. (a)	3,160,044
1,632,900	CarMax, Inc. (a)	72,141,522
2,624,600	Carnival Corp.	126,321,998
71,000	Comcast Corp. - Class A	3,955,410
327,000	Garmin Ltd.	11,503,860
813,600	L Brands, Inc.	78,227,640
595,382	Las Vegas Sands Corp.	26,851,728
10,000	McDonald’s Corp.	1,237,800
60,000	Newell Rubbermaid, Inc.	2,326,800
1,422,000	Ross Stores, Inc.	80,001,720
140,000	Royal Caribbean Cruises Ltd.	11,474,400
3,617,000	Sony Corp. - ADR	86,373,960
193,400	TJX Cos., Inc.	13,777,816
1,295,200	Tribune Media Co. - Class A	42,676,840
1,816,600	Tribune Publishing Co. (b)	16,967,044
165,000	V.F. Corp.	10,329,000
225,000	Walt Disney Co. (The)	21,559,500
		639,145,082

	Consumer Staples - 1.6%
256,000	CVS Health Corp.	24,727,040
70,000	Kellogg Co.	5,140,800
150,000	PepsiCo, Inc.	14,895,000
695,000	Tyson Foods, Inc. - Class A	37,085,200
		81,848,040

	Energy - 0.9%
175,000	Cameron International Corp. (a)	11,490,500
20,000	EOG Resources, Inc.	1,420,400
95,000	Exxon Mobil Corp.	7,395,750
45,000	National Oilwell Varco, Inc.	1,464,300
60,000	Range Resources Corp.	1,773,600
141,534	Schlumberger Ltd.	10,228,662
700,000	Southwestern Energy Co. (a)	6,223,000
817,300	Transocean Ltd.	8,516,266
		48,512,478

	Financials - 10.8%
75,000	American Express Co.	4,012,500
3,309,900	Charles Schwab Corp. (The)	84,501,747
387,963	CME Group, Inc.	34,858,476
379,200	Discover Financial Services	17,363,568
3,070,400	JPMorgan Chase & Co.	182,688,800
675,950	Marsh & McLennan Cos., Inc.	36,048,413
281,600	Mercury General Corp.	13,074,688
200,800	Northern Trust Corp.	12,465,664
1,225,600	Progressive Corp. (The)	38,300,000
2,688,808	Wells Fargo & Co.	135,058,826
		558,372,682

	Health Care - 20.9%
1,185,900	Abbott Laboratories	44,886,315
238,000	AbbVie, Inc.	13,066,200
75,000	Affymetrix, Inc. (a)	1,052,250
1,257,000	Agilent Technologies, Inc.	47,326,050
888,500	Amgen, Inc.	135,700,605
800,000	AstraZeneca PLC - ADR	25,776,000
318,400	Biogen, Inc. (a)	86,942,304
117,900	Boston Scientific Corp. (a)	2,066,787
2,669,000	Eli Lilly & Co.	211,117,900
266,735	GlaxoSmithKline PLC - ADR	11,013,488
803,400	Johnson & Johnson	83,907,096
569,600	Medtronic PLC	43,244,032
1,775,000	Merck & Co., Inc.	89,939,250
667,250	Novartis AG - ADR	52,025,483
1,035,391	PerkinElmer, Inc.	50,030,093
435,044	Roche Holding AG - CHF	112,686,972
469,000	Sanofi - ADR	19,529,160
431,200	Thermo Fisher Scientific, Inc.	56,944,272
		1,087,254,257

	Industrials - 13.8%
1,200,000	AECOM (a)	32,928,000
1,388,500	Airbus Group SE - EUR	87,330,710
95,200	Alaska Air Group, Inc.	6,702,080
1,906,400	American Airlines Group, Inc.	74,330,536
186,800	Boeing Co. (The)	22,440,284
149,000	C.H. Robinson Worldwide, Inc.	9,650,730
265,000	Caterpillar, Inc.	16,493,600
265,000	CSX Corp.	6,100,300
228,000	Curtiss-Wright Corp.	15,732,000
795,919	Deere & Co.	61,293,722
796,900	FedEx Corp.	105,892,072
161,950	Honeywell International, Inc.	16,713,240
566,400	Jacobs Engineering Group, Inc. (a)	22,219,872
199,761	Matson, Inc.	8,072,342
307,000	Norfolk Southern Corp.	21,643,500
255,000	Pentair PLC	12,015,600
100,000	Republic Services, Inc.	4,370,000
844,700	Ritchie Bros. Auctioneers, Inc.	19,326,736
69,400	Rockwell Automation, Inc.	6,632,558
157,600	Safran S.A. - EUR	10,209,667
3,475,500	Southwest Airlines Co.	130,748,310
100,000	Tyco International PLC	3,439,000
181,700	United Parcel Service, Inc. - Class B	16,934,440
56,000	United Technologies Corp.	4,910,640
		716,129,939

	Information Technology - 27.2%
1,040,000	Activision Blizzard, Inc.	36,212,800
509,600	Adobe Systems, Inc. (a)	45,420,648
35,000	Alphabet, Inc. - Class A (a)	26,647,250
35,000	Alphabet, Inc. - Class C (a)	26,003,250
646,800	Analog Devices, Inc.	34,836,648
1,675,000	Applied Materials, Inc.	29,563,750
440,000	Broadcom Corp. - Class A	24,054,800
3,502,700	Cisco Systems, Inc.	83,329,233
750,000	Corning, Inc.	13,957,500
670,000	Diebold, Inc.	18,572,400
2,870,000	eBay, Inc. (a)	67,330,200
668,700	EMC Corp.	16,563,699
6,526,900	Hewlett Packard Enterprise Co.	89,810,144
7,489,800	HP, Inc.	72,725,958
1,470,400	Intel Corp.	45,611,808
2,266,800	Keysight Technologies, Inc. (a)	53,043,120
938,000	KLA-Tencor Corp.	62,836,620
8,781,300	L.M. Ericsson Telephone Co. - ADR	78,153,570
49,000	MasterCard, Inc. - Class A	4,362,470
1,868,100	Microsoft Corp.	102,913,629
4,151,100	NetApp, Inc.	91,033,623
1,534,924	NeuStar, Inc. - Class A (a)	37,728,432
545,000	NVIDIA Corp.	15,963,050
1,760,000	PayPal Holdings, Inc. (a)	63,606,400
842,505	QUALCOMM, Inc.	38,199,177
509,400	SanDisk Corp.	36,014,580
396,200	Teradyne, Inc.	7,698,166
1,647,800	Texas Instruments, Inc.	87,218,054
200,000	Thomson Reuters Corp.	7,480,000
396,400	Visa, Inc. - Class A	29,527,836
2,270,000	Yahoo!, Inc. (a)	66,987,700
		1,413,406,515

	Materials - 1.6%
340,000	Celanese Corp. - Series A	21,647,800
31,560	Chemours Co. (The)	124,346
429,700	Dow Chemical Co. (The)	18,047,400
157,800	E.I. du Pont de Nemours & Co.	8,325,528
65,000	Greif, Inc. - Class A	1,717,950
25,000	Lyondellbasell Industries N.V. - Class A	1,949,250
135,900	Monsanto Co.	12,312,540
86,900	Potash Corp. of Saskatchewan, Inc.	1,416,470
335,089	Schweitzer-Mauduit International, Inc.	14,073,738
20,000	Sensient Technologies Corp.	1,193,400
		80,808,422

	Telecommunication Services - 0.2%
316,270	AT&T, Inc.	11,404,696

	Utilities - 0.3%
372,379	Public Service Enterprise Group, Inc.	15,379,253

	TOTAL COMMON STOCKS
	(Cost $4,054,410,692)	$4,652,261,364

Shares		Value
	SHORT-TERM INVESTMENTS - 10.8%
558,756,200	Dreyfus Treasury Prime Cash Management Fund - 0.01% (c)	$558,756,200
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $558,756,200)	558,756,200
	TOTAL INVESTMENTS
	(Cost $4,613,166,892) - 100.4% ^	5,211,017,564
	Liabilities in Excess of Other Assets - (0.4)%	(20,941,946)
	TOTAL NET ASSETS - 100.0%	$5,190,075,618

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:
Cost of investments	$4,613,166,892
Gross unrealized appreciation	944,738,194
Gross unrealized depreciation	(346,887,522)
Net unrealized appreciation	$597,850,672

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.0%
	Consumer Discretionary - 12.5%
2,145,000	Ascena Retail Group, Inc. (a)	$15,830,100
154,200	Bed Bath & Beyond, Inc. (a)	6,656,814
2,202,636	CarMax, Inc. (a)	97,312,458
1,975,746	Carnival Corp.	95,092,655
2,850,000	DreamWorks Animation SKG, Inc. - Class A (a)	73,074,000
586,000	Gildan Activewear, Inc.	14,767,200
1,514,598	L Brands, Inc.	145,628,598
557,099	Las Vegas Sands Corp.	25,125,165
1,694,600	Norwegian Cruise Line Holdings Ltd. (a)	76,884,002
136,000	Ross Stores, Inc.	7,651,360
390,000	Royal Caribbean Cruises Ltd.	31,964,400
1,658,127	Shutterfly, Inc. (a)	69,060,990
3,846,000	Sony Corp. - ADR	91,842,480
126,000	TJX Cos., Inc.	8,976,240
		759,866,462

	Consumer Staples - 0.3%
332,100	Blue Buffalo Pet Products, Inc. (a)	5,652,342
152,000	CVS Health Corp.	14,681,680
		20,334,022

	Energy - 0.6%
80,000	EOG Resources, Inc.	5,681,600
70,000	Frank’s International N.V.	1,024,100
70,000	National Oilwell Varco, Inc.	2,277,800
70,000	Range Resources Corp.	2,069,200
104,300	Schlumberger Ltd.	7,537,761
575,000	Southwestern Energy Co. (a)	5,111,750
953,000	Transocean Ltd.	9,930,260
		33,632,471

	Financials - 5.8%
3,595,223	Charles Schwab Corp. (The)	91,786,043
106,000	CME Group, Inc.	9,524,100
228,400	Discover Financial Services	10,458,436
4,285,000	E*TRADE Financial Corp. (a)	100,954,600
1,165,000	JPMorgan Chase & Co.	69,317,500
390,350	Marsh & McLennan Cos., Inc.	20,817,365
595,000	Progressive Corp. (The)	18,593,750
605,025	Wells Fargo & Co.	30,390,406
		351,842,200

	Health Care - 31.2%
852,018	Abbott Laboratories	32,248,881
1,934,800	ABIOMED, Inc. (a)	165,096,484
3,731,600	Accuray, Inc. (a)	19,889,428
950,000	Affymetrix, Inc. (a)	13,328,500
311,300	Agilent Technologies, Inc.	11,720,445
1,369,100	Amgen, Inc.	209,102,643
494,100	Biogen, Inc. (a)	134,918,946
374,200	BioMarin Pharmaceutical, Inc. (a)	27,698,284
1,058,800	Boston Scientific Corp. (a)	18,560,764
1,048,100	Cepheid, Inc. (a)	30,866,545
3,202,151	Eli Lilly & Co.	253,290,144
2,395,543	Epizyme, Inc. (a)	21,775,486
463,400	Illumina, Inc. (a)	73,194,030
6,741,054	ImmunoGen, Inc. (a) (b)	57,231,548
2,722,221	Insulet Corp. (a)	90,323,293
583,537	Johnson & Johnson	60,944,604
494,150	Medtronic PLC	37,515,868
700,000	Merck & Co., Inc.	35,469,000
578,000	Momenta Pharmaceuticals, Inc. (a)	7,178,760
5,795,656	Nektar Therapeutics (a)	79,052,748
516,750	Novartis AG - ADR	40,290,998
220,000	NuVasive, Inc. (a)	10,146,400
363,000	OraSure Technologies, Inc. (a)	1,985,610
287,000	PerkinElmer, Inc.	13,867,840
3,276,614	QIAGEN N.V. (a)	74,411,904
586,500	Roche Holding AG - CHF	151,917,758
5,483,400	Seattle Genetics, Inc. (a)	180,842,532
312,000	Thermo Fisher Scientific, Inc.	41,202,720
105,000	Waters Corp. (a)	12,727,050
		1,906,799,213

	Industrials - 10.6%
972,500	AECOM (a)	26,685,400
737,700	Airbus Group SE - EUR	46,398,174
3,109,051	American Airlines Group, Inc.	121,221,898
357,000	Avis Budget Group, Inc. (a)	9,378,390
140,000	C.H. Robinson Worldwide, Inc.	9,067,800
138,000	Caterpillar, Inc.	8,589,120
146,000	CIRCOR International, Inc.	5,181,540
265,000	Curtiss-Wright Corp.	18,285,000
1,225,000	Delta Air Lines, Inc.	54,255,250
170,000	Expeditors International of Washington, Inc.	7,670,400
200,000	FedEx Corp.	26,576,000
179,000	IDEX Corp.	12,979,290
1,150,794	Jacobs Engineering Group, Inc. (a)	45,145,649
1,227,550	JetBlue Airways Corp. (a)	26,159,091
489,000	Ritchie Bros. Auctioneers, Inc.	11,188,320
2,997,700	Southwest Airlines Co.	112,773,474
1,531,300	United Continental Holdings, Inc. (a)	73,931,164
86,000	United Parcel Service, Inc. - Class B	8,015,200
854,900	Virgin America, Inc. (a)	26,373,665
		649,874,825

	Information Technology - 30.2%
1,491,500	Adobe Systems, Inc. (a)	132,937,395
1,463,000	Alibaba Group Holding Ltd. - ADR (a)	98,064,890
114,667	Alphabet, Inc. - Class A (a)	87,301,720
115,530	Alphabet, Inc. - Class C (a)	85,833,014
137,000	Analog Devices, Inc.	7,378,820
51,700	Applied Materials, Inc.	912,505
272,517	ASML Holding N.V.	25,027,961
14,030,850	BlackBerry Ltd. (a)	99,899,652
220,000	Broadcom Corp. - Class A	12,027,400
1,515,900	Cisco Systems, Inc.	36,063,261
350,000	Corning, Inc.	6,513,500
1,320,100	Cree, Inc. (a)	37,002,403
34,300	eBay, Inc. (a)	804,678
265,000	Electronic Arts, Inc. (a)	17,104,425
767,000	Ellie Mae, Inc. (a)	53,559,610
1,718,700	EMC Corp.	42,572,199
114,000	F5 Networks, Inc. (a)	10,690,920
4,468,800	Flextronics International Ltd. (a)	46,833,024
658,418	FormFactor, Inc. (a)	5,471,454
2,691,800	Hewlett Packard Enterprise Co.	37,039,168
3,004,800	HP, Inc.	29,176,608
1,576,200	Intel Corp.	48,893,724
105,000	Intuit, Inc.	10,028,550
630,000	Jabil Circuit, Inc.	12,543,300
888,150	Keysight Technologies, Inc. (a)	20,782,710
746,000	KLA-Tencor Corp.	49,974,540
7,117,800	L.M. Ericsson Telephone Co. - ADR	63,348,420
4,896,000	Micron Technology, Inc. (a)	54,002,880
2,430,400	Microsoft Corp.	133,890,736
3,513,054	NetApp, Inc.	77,041,274
1,653,100	NeuStar, Inc. - Class A (a)	40,633,198
2,030,000	Nuance Communications, Inc. (a)	35,788,900
678,000	NVIDIA Corp.	19,858,620
34,300	PayPal Holdings, Inc. (a)	1,239,602
843,250	QUALCOMM, Inc.	38,232,955
160,000	Rambus, Inc. (a)	1,958,400
1,505,200	SanDisk Corp.	106,417,640
1,922,500	Stratasys Ltd. (a)	31,336,750
1,802,895	Texas Instruments, Inc.	95,427,232
998,200	Trimble Navigation Ltd. (a)	19,255,278
1,050,000	Visa, Inc. - Class A	78,214,500
334,150	VMware, Inc. - Class A (a)	15,287,363
520,000	Yahoo!, Inc. (a)	15,345,200
		1,841,716,379

	Materials - 0.8%
394,500	Monsanto Co.	35,741,700
100,000	Praxair, Inc.	10,000,000
		45,741,700

	Telecommunication Services - 0.0%
66,725	AT&T, Inc.	2,406,103

	TOTAL COMMON STOCKS
	(Cost $4,323,148,521)	$5,612,213,375

	RIGHTS - 0.0%
	Health Care - 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (c) (d)	33,300

	TOTAL RIGHTS
	(Cost $21,191)	33,300

Shares		Value
	SHORT-TERM INVESTMENTS - 8.6%
526,031,901	Dreyfus Treasury Prime Cash Management Fund - 0.01% (e)	$526,031,901
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $526,031,901)	526,031,901
	TOTAL INVESTMENTS
	(Cost $4,849,201,613) - 100.6% ^	6,138,278,576
	Liabilities in Excess of Other Assets - (0.6)%	(35,523,912)
	TOTAL NET ASSETS - 100.0%	$6,102,754,664

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:
Cost of investments	$4,849,201,613
Gross unrealized appreciation	1,694,983,803
Gross unrealized depreciation	(405,906,840)
Net unrealized appreciation	$1,289,076,963

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.5%
	Consumer Discretionary - 15.4%
8,000	Aaron’s, Inc.	$183,040
2,248,000	Ascena Retail Group, Inc. (a)	16,590,240
1,771,489	Boot Barn Holdings, Inc. (a) (b)	10,770,653
1,812,100	CarMax, Inc. (a)	80,058,578
8,593,500	Chegg, Inc. (a) (b)	49,842,300
5,706,700	DreamWorks Animation SKG, Inc. - Class A (a) (b)	146,319,788
20,300	Francesca’s Holdings, Corp. (a)	370,069
313,500	Gildan Activewear, Inc.	7,900,200
120,000	IMAX Corp. (a)	3,727,200
300,000	Norwegian Cruise Line Holdings, Ltd. (a)	13,611,000
37,800	Ollie’s Bargain Outlet Holdings, Inc. (a)	844,830
1,587,201	Royal Caribbean Cruises Ltd.	130,086,994
3,043,600	Shutterfly, Inc. (a) (b)	126,765,940
7,500,000	Sony Corp. - ADR	179,100,000
252,990	Tesla Motors, Inc. (a)	48,371,688
2,047,500	Tribune Media Co. - Class A	67,465,125
1,513,251	Tribune Publishing Co. (b)	14,133,764
3,292,280	Tuesday Morning Corp. (a) (b)	18,338,000
		914,479,409

	Consumer Staples - 0.0%
12,000	Post Holdings, Inc. (a)	702,000

	Energy - 0.7%
545,400	Cabot Oil & Gas Corp.	11,317,050
5,400	Cameron International Corp. (a)	354,564
40,000	EOG Resources, Inc.	2,840,800
85,800	National Oilwell Varco, Inc.	2,791,932
7,000	Range Resources Corp.	206,920
2,700,000	Rex Energy Corp. (a)	2,006,640
7,697,813	Solazyme, Inc. (a) (b)	12,701,392
1,124,382	Transocean Ltd.	11,716,060
		43,935,358

	Financials - 2.8%
243,600	CME Group, Inc.	21,887,460
134,200	Discover Financial Services	6,145,018
1,258,700	E*TRADE Financial Corp. (a)	29,654,972
905,820	MarketAxess Holdings, Inc.	105,283,458
92,000	Progressive Corp. (The)	2,875,000
		165,845,908

	Health Care - 27.9%
2,144,000	Abaxis, Inc. (b)	93,371,200
1,503,300	Abbott Laboratories	56,899,905
2,615,954	ABIOMED, Inc. (a) (b)	223,219,355
3,630,900	Accuray, Inc. (a)	19,352,697
5,007,000	Affymetrix, Inc. (a) (b)	70,248,210
3,640,000	Arbutus Biopharma Corp. (a) (b)	11,429,600
365,400	Avalanche Biotechnologies, Inc. (a)	2,192,400
346,400	Axovant Sciences Ltd. (a)	5,518,152
204,100	Biogen, Inc. (a)	55,731,546
604,500	BioMarin Pharmaceutical, Inc. (a)	44,745,090
99,000	Boston Scientific Corp. (a)	1,735,470
5,315,500	Cardica, Inc. (a) (b)	1,492,592
1,026,700	Cepheid, Inc. (a)	30,236,315
7,500,000	Cerus Corp. (a) (b)	40,725,000
461,660	Charles River Laboratories International, Inc. (a)	34,269,022
1,106,500	Eli Lilly & Co.	87,524,150
3,541,784	Epizyme, Inc. (a) (b)	32,194,817
3,775,000	Exact Sciences Corp. (a)	24,801,750
290,800	Flex Pharma, Inc. (a)	2,419,456
2,871,132	Fluidigm Corp. (a) (b)	19,265,296
113,000	Illumina, Inc. (a)	17,848,350
3,857,750	ImmunoGen, Inc. (a)	32,752,297
2,068,956	Insulet Corp. (a)	68,647,960
1,791,583	Momenta Pharmaceuticals, Inc. (a)	22,251,461
11,687,730	Nektar Therapeutics (a) (b)	159,420,637
5,084,082	Novadaq Technologies, Inc. (a) (b)	55,975,743
505,000	NuVasive, Inc. (a)	23,290,600
164,100	OncoMed Pharmaceuticals, Inc. (a)	1,517,925
1,523,900	OraSure Technologies, Inc. (a)	8,335,733
19,200	Penumbra, Inc. (a)	821,760
2,329,000	Pfenex, Inc. (a) (b)	20,658,230
5,166,114	QIAGEN N.V. (a)	117,322,449
426,400	Roche Holding AG - CHF	110,447,966
3,921,900	Seattle Genetics, Inc. (a)	129,344,262
3,048,237	Xencor, Inc. (a) (b)	32,981,924
74,000	XenoPort, Inc. (a)	367,780
		1,659,357,100

	Industrials - 14.2%
460,000	AECOM (a)	12,622,400
769,000	Alaska Air Group, Inc.	54,137,600
3,500	Allegiant Travel Co.	561,645
3,928,300	American Airlines Group, Inc.	153,164,417
197,000	CIRCOR International, Inc.	6,991,530
16,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	271,040
171,400	Curtiss-Wright Corp.	11,826,600
3,427,900	Delta Air Lines, Inc.	151,821,691
57,700	Esterline Technologies Corp. (a)	4,541,567
604,500	Hawaiian Holdings, Inc. (a)	21,284,445
724,500	Hertz Global Holdings, Inc. (a)	6,578,460
967,600	Jacobs Engineering Group, Inc. (a)	37,958,948
6,630,925	JetBlue Airways Corp. (a)	141,305,012
530,000	NCI Building Systems, Inc. (a)	5,501,400
715,000	NN, Inc.	8,665,800
575,372	Ritchie Bros. Auctioneers, Inc.	13,164,511
907,000	Southwest Airlines Co.	34,121,340
472,500	Spirit Airlines, Inc. (a)	19,750,500
2,400	TransDigm Group, Inc. (a)	539,352
152,900	Trex Co., Inc. (a)	5,742,924
3,232,500	United Continental Holdings, Inc. (a)	156,065,100
		846,616,282

	Information Technology - 31.0%
35,000	A10 Networks, Inc. (a)	207,200
1,062,100	Adobe Systems, Inc. (a)	94,664,973
806,200	Alibaba Group Holding Ltd. - ADR (a)	54,039,586
103,370	Alphabet, Inc. - Class A (a)	78,700,750
103,653	Alphabet, Inc. - Class C (a)	77,008,996
15,000	Applied Materials, Inc.	264,750
50,300	Arista Networks, Inc. (a)	3,019,509
150,000	ASML Holding N.V.	13,776,000
11,570,000	Axcelis Technologies, Inc. (a) (b)	30,313,400
715,000	Barracuda Networks, Inc. (a)	7,564,700
22,568,918	BlackBerry Ltd. (a)	160,690,696
20,000	Broadcom Corp. - Class A	1,093,400
3,193,660	comScore, Inc. (a) (b)	123,051,720
913,000	Cray, Inc. (a)	35,963,070
1,675,300	Cree, Inc. (a)	46,958,659
270,000	Digimarc Corp. (a)	9,660,600
16,900	eBay, Inc. (a)	396,474
135,000	Electronic Arts, Inc. (a)	8,713,575
2,779,200	Ellie Mae, Inc. (a) (b)	194,071,536
1,780,000	EMC Corp.	44,090,600
300,000	F5 Networks, Inc. (a)	28,134,000
1,507,322	FARO Technologies, Inc. (a) (b)	38,692,956
379,300	FEI Co.	27,480,285
300	FireEye, Inc. (a)	4,227
7,701,900	Flextronics International Ltd. (a)	80,715,912
1,138,300	FormFactor, Inc. (a)	9,459,273
3,000,915	Guidance Software, Inc. (a) (b)	14,404,392
280,000	Hewlett Packard Enterprise Co.	3,852,800
300,000	HP, Inc.	2,913,000
224,500	Intuit, Inc.	21,441,995
740,000	Jabil Circuit, Inc.	14,733,400
145,000	Keysight Technologies, Inc. (a)	3,393,000
704,400	KLA-Tencor Corp.	47,187,756
594	Knowles Corp. (a)	8,078
6,536,500	Micron Technology, Inc. (a)	72,097,595
31,019	Mobileye N.V. (a)	841,545
2,157,467	NetApp, Inc.	47,313,251
1,414,086	NeuStar, Inc. - Class A (a)	34,758,234
222,000	Nimble Storage, Inc. (a)	1,458,540
2,972,406	Nuance Communications, Inc. (a)	52,403,518
2,697,455	NVIDIA Corp.	79,008,457
16,900	PayPal Holdings, Inc. (a)	610,766
676,300	QUALCOMM, Inc.	30,663,442
172,200	Rambus, Inc. (a)	2,107,728
2,622,635	Rubicon Project, Inc. (The) (a) (b)	35,379,346
2,343,403	Ruckus Wireless, Inc. (a)	19,708,019
1,090,800	SanDisk Corp.	77,119,560
8,543,910	ServiceSource International, Inc. (a) (b)	33,064,932
200,000	SMART Technologies, Inc. - Class A (a)	54,000
1,687,500	Stratasys Ltd. (a)	27,506,250
770,000	Trimble Navigation Ltd. (a)	14,853,300
11,400	Twitter, Inc. (a)	191,520
455,000	Universal Display Corp. (a)	22,340,500
250,000	VMware, Inc. - Class A (a)	11,437,500
57,580	Yahoo!, Inc. (a)	1,699,186
		1,841,288,457

	Materials - 0.5%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	2,115,750
284,300	Monsanto Co.	25,757,580
94,100	Potash Corp. of Saskatchewan, Inc.	1,533,830
		29,407,160

	Telecom Services - 1.0%
232	AT&T, Inc.	8,366
19,330,000	Sprint Corp. (a)	58,376,600
		58,384,966

	TOTAL COMMON STOCKS
	(Cost $4,550,865,214)	$5,560,016,640

	RIGHTS - 0.1%
	Health Care - 0.1%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	8,480,089

	TOTAL RIGHTS
	(Cost $675,162)	8,480,089

Shares		Value
	SHORT-TERM INVESTMENTS - 6.7%
396,779,547	Dreyfus Treasury Prime Cash Management Fund - 0.01% (e)	$396,779,547
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $396,779,547)	396,779,547
	TOTAL INVESTMENTS
	(Cost $4,948,319,923) - 100.3% ^	5,965,276,276
	Liabilities in Excess of Other Assets - (0.3)%	(18,573,442)
	TOTAL NET ASSETS - 100.0%	$5,946,702,834

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:
Cost of investments	$4,948,319,923
Gross unrealized appreciation	1,753,381,963
Gross unrealized depreciation	(736,425,610)
Net unrealized appreciation	$1,016,956,353

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.  In May, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using net asset value per share as a practical expedient. For public business entities, ASU 2015-07 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Funds are considering the impact of this guidance.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).
Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2016.  There were no transfers into or out of Level 1, Level 2 or Level 3 during the reporting period.  These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

PRIMECAP	Common Stock(1)	$4,652,261,364	$-	$-	$4,652,261,364
Odyssey Stock	Short-Term Investments	558,756,200	-	-	558,756,200
Fund	Total Investments			-
	in Securities	$5,211,017,564	$-	$-	$5,211,017,564

PRIMECAP	Common Stock(1)	$5,612,213,675	$-	$-	$5,612,213,675
Odyssey Growth	Rights (Health Care)	-	-	33,300	33,300
Fund	Short-Term Investments	526,031,901	-	-	526,031,901
	Total Investments			-
	in Securities	$6,138,245,576	$-	$33,300	$6,138,278,876

PRIMECAP	Common Stock(1)	$5,560,016,640	$-	$-	$5,560,016,640
Odyssey	Rights (Health Care)	-	-	8,480,089	8,480,089
Aggressive	Short-Term Investments	396,779,547	-	-	396,779,547
Growth Fund	Total Investments			-
	in Securities	$5,956,796,187	$-	$8,480,089	$5,965,276,276

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

PRIMECAP		Dyax Corp.
Odyssey Growth		Contingent
Fund		Value Rights

Balance at October 31, 2015		$-
Purchase (Received)		33,300
Sales		-
Realized Gain (Loss)		-
Change in unrealized appreciation		-
Transfer into Level 3		-
Balance at January 31, 2016		$33,300

PRIMECAP
Odyssey		Dyax Corp.
Aggressive		Contingent
Growth Fund		Value Rights

Balance at October 31, 2015		$-
Purchase (Received)		8,480,089
Sales		-
Realized Gain (Loss)		-
Change in unrealized appreciation		-
Transfer into Level 3		-
Balance at January 31, 2016		$8,480,089

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC. In valuing Dyax CVR, the Funds considered the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders and terms of the Dyax CVR. Dyax CVR are non-tradable.

(1) Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.  Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2015	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2016
Tribune Publishing Co.	$17,148,704	$-	$-	$317,905	$-	$16,967,044
Total	$17,148,704	$-	$-	$317,905	$-	$16,967,044

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2015	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2016
Boulder Brands, Inc. (1)	$27,363,321	$-	$33,971,556	$-	$7,326,938	N/A
ImmunoGen, Inc.	78,870,332	-	-	-	-	57,231,548
Total	$106,233,653	$-	$33,971,556	$-	$7,326,938	$57,231,548

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2015	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2016
Abaxis, Inc.	$107,600,030	$56,610	$-	$235,730	$-	$93,371,200
ABIOMED, Inc.	194,489,875	158,177	2,333,139	-	1,363,365	223,219,355
Affymetrix, Inc.	46,064,400	-	-	-	-	70,248,210
Arbutus Biopharma Corp.	15,609,000	3,140,134	-	-	-	11,429,600
Axcelis Technologies, Inc.	31,640,000	659,700	-	-	-	30,313,400
Boot Barn Holdings, Inc.	20,527,500	4,620,190	343,642	-	(293,345)	10,770,653
Boulder Brands, Inc. (1)(2)	40,846,274	-	50,707,197	-	25,394,449	N/A
Cardica, Inc.	1,072,668	-	-	-	-	1,492,592
Cerus Corp	35,775,000	-	-	-	-	40,725,000
Chegg, Inc.	59,246,850	49,648	-	-	-	49,842,300
comScore, Inc.	136,624,775	-	-	-	-	123,051,720
DreamWorks Animation SKG, Inc.	115,503,608	-	-	-	-	146,319,788
Dyax, Corp. (1)(3)	211,697,992	-	286,835,096	-	263,822,454	N/A
Ellie Mae, Inc.	202,826,016	-	-	-		194,071,536
Epizyme, Inc.	35,771,122	8,132,675	1,377,445	-		32,194,817
FARO Technologies, Inc.	50,560,720	308,577	-	-	-	38,692,956
Fluidigm Corp.	31,036,937	-	-	-	-	19,265,296
Guidance Software, Inc.	16,172,785	727,477	-	-	-	14,404,392
Marrone Bio Innovations, Inc.	5,766,000	-	-	-	-	2,115,750
Nektar Therapeutics	138,497,142	333,447	-	-	-	159,420,637
Novadaq Techologies, Inc.	64,781,270	1,361,496	-	-	-	55,975,743
Pfenex, Inc.	41,547,840	372,812	-	-	-	20,658,230
Rubicon Project, Inc. (The) (4)	N/A	11,272,548	-	-	-	35,379,346
ServiceSource International, Inc.	36,245,895	286,908	-	-	-	33,064,932
Shutterfly, Inc.	127,469,931	-	576,680	-	(105,986)	126,765,940
Solazyme, Inc.	24,920,827	253,857	-	-	-	12,701,392
Tribune Publishing Co.	14,784,466	-	458,265	274,076	(707,684)	14,133,764
Tuesday Morning Corp.	19,900,068	-	2,395,283	-	(2,927,582)	18,338,000
Xencor, Inc. (4)	N/A	13,892,014	-	-	-	32,981,924
Total	$1,826,978,991	$45,626,270	$345,026,747	$509,806	$286,545,671	$1,610,948,473

(1) No longer an affiliate as of January 31, 2016.
(2) Included in “Proceeds from Securities Sold” are proceeds received when Boulder Brands, Inc. was acquired in an all cash transaction.
(3) Included in “Proceeds from Securities Sold” are proceeds received when Dyax, Corp. was acquired. In addition to cash, Dyax Corp. shareholders also received Dyax
Corp. Contingent Value Rights.
(4) As of October 31, 2015, the company was not an affiliate.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By       __/s/ Joel P. Fried              ___________________
Joel P. Fried, Co-Chief Executive Officer

Date     _3/28/16 _______________________________

By        __/s/ Theo A. Kolokotrones_________________
Theo A. Kolokotrones, Co-Chief Executive Officer

Date     _3/29/16 _______________________________

By      __/s/ Alfred W. Mordecai___________________
Alfred W. Mordecai, Co-Chief Executive Officer

Date       3/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       __/s/ Joel P. Fried       ______________________
 Joel P. Fried, Co-Chief Executive Officer

Date     _ 3/28/16 _______________________________

By             /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date      _3/29/16 _______________________________

By        __/s/ Alfred W. Mordecai__________________
Alfred W. Mordecai, Co-Chief Executive Officer

Date      _3/29/16 _______________________________

By       __/s/ Michael J. Ricks___________________  __
Michael J. Ricks, Chief Financial Officer

Date       3/29/16